SECURED BORROWINGS (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Principal amount | $				$ 0
Interest expenses	¥ 39,000	¥ 109,200	¥ 109,800
Principal balance of secured borrowing	14,414	227,724
Secured borrowings is included in amount due to related parties | $				$ 0
Secured borrowing	¥ 0	¥ 767,900
Minimum
Debt Instrument [Line Items]
Interest rate related to borrowings	7.00%	7.00%	7.00%	7.00%
Minimum | Yichuang Financial Leasing
Debt Instrument [Line Items]
Remaining lease terms	1 year			1 year
Term of debt	1 year
Maximum
Debt Instrument [Line Items]
Interest rate related to borrowings	11.00%	11.00%	11.00%	11.00%
Maximum | Yichuang Financial Leasing
Debt Instrument [Line Items]
Remaining lease terms	3 years			3 years
Term of debt	3 years
Haijin Yichuang
Debt Instrument [Line Items]
Principal amount	¥ 0	¥ 0	¥ 541,600
Creditor's right of certain financial receivables transferred	¥ 0	¥ 0	¥ 550,000